Shareholders' equity	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves and Other Equity Interests [Abstract]
Shareholders' equity	Shareholders' equity
Capital stock and contributed surplus
The authorized and issued share capital of the Company consists of an unlimited number of common shares, without par value.

	Number of shares	Stated value (in thousands $)

At Dec. 31, 2023	25,410,151	434,764
Shares acquired for equity incentive plan	(26,321)	(963)
Shares issued and released on equity incentive plans	479,211	18,348
Shares acquired and canceled under normal course issuer bid	(48,182)	(2,022)
At Dec. 31, 2024	25,814,859	450,127
Shares acquired and canceled under normal course issuer bid	(28,601)	(1,552)
At Dec. 31, 2025	25,786,258	448,575
Contributed surplus consists of stock option expense, earn-out shares expense, equity incentive plans' expense, and additional purchase consideration.

Stated value (in thousands $)

At Dec. 31, 2023	35,281
Released on equity incentive plans	(16,628)
Stock-based compensation	17,614
At Dec. 31, 2024	36,267
Released on equity incentive plans	(1,283)
Stock-based compensation	73
At Dec. 31, 2025	35,057
Equity incentive plans
In the first quarter of the year, the Company implemented a cash-settled RSU plan to replace the existing equity-settled plans for Canadian and U.S. employees. Under the new plan, employees are granted cash-settled RSUs. These cash-settled RSUs will vest over a period of up to three years and on each vest date, assuming the vesting criteria is met, the cash value of the RSUs will be paid out to employees. The Company granted 976,550 cash-settled RSUs during the twelve months ended December 31, 2025 (year ended December 31, 2024 - nil).
Under the Company's legacy equity plans, as of December 31, 2025, there were nil unvested shares held in the Sprott Inc. 2011 Employee Profit Sharing Plan Trust (the "Trust") (December 31, 2024 - nil). There were no equity-settled RSUs granted during the year ended December 31, 2025 (year ended December 31, 2024 - nil). There are 12,500 options outstanding (December 31, 2024 - 12,500) with a weighted average exercise price of CAD$27.30 and 0.4 years (December 31, 2024 - 1.4 years) remaining on their contractual life.
The Company recorded stock-based compensation of $75.5 million during the year ended December 31, 2025 (year ended December 31, 2024 - $18.8 million).

Basic and diluted earnings per share
The following table presents the calculation of basic and diluted earnings per common share:

	For the years ended
	Dec. 31, 2025	Dec. 31, 2024

Numerator (in thousands $):
Net income - basic and diluted	67,345	49,294

Denominator (number of shares in thousands):
Weighted average number of common shares	25,799	25,858
Weighted average number of unvested shares in the Trust	—	(432)
Weighted average number of common shares - basic	25,799	25,426
Weighted average number of dilutive stock options	13	13
Weighted average number of unvested shares under equity incentive plan	6	437
Weighted average number of common shares - diluted	25,818	25,876

Net income per common share
Basic	2.61	1.94
Diluted	2.61	1.91
Capital management
The Company's objectives when managing capital are:
•to meet regulatory requirements and other contractual obligations;
•to safeguard the Company's ability to continue as a going concern so that it can continue to provide returns to shareholders;
•to provide financial flexibility to fund possible acquisitions;
•to provide adequate seed capital for the Company's new product offerings; and
•to provide an adequate return to shareholders through growth in assets under management, growth in management fees, carried interest and performance fees and return on the Company's invested capital that will result in dividend payments to shareholders.
The Company's capital is comprised of equity, including capital stock, contributed surplus, retained earnings (deficit) and accumulated other comprehensive income (loss). SAM is a registrant of the Ontario Securities Commission ("OSC") and SGRIL is a member of the Financial Industry Regulatory Authority ("FINRA"). As a result, all of these entities are required to maintain a minimum level of regulatory capital. To ensure compliance, management monitors regulatory and working capital on a regular basis. SAM US and RCIC are registered with the U.S. Securities and Exchange Commission ("SEC") . As at December 31, 2025 and 2024, all entities were in compliance with their respective capital requirements.